Note 3 - Inventories	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]	3. Inventories
	December 31,
	2022	2021
	A$	A$
Raw materials	1,758,073	1,207,077
Work in progress	646,161	410,731
Finished goods	737,947	525,696
	3,142,181	2,143,504